[LOGO]  COLUMBIA MANAGEMENT GROUP                  Legal Department
                                                   Mail Stop: MA DE 11511E
                                                   One Financial Center
        A Fleet Boston Financial Company           Boston, MA 02111
                                                   617 345.0919 tax





August 15, 2003


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Liberty All-Star Growth Fund, Inc. (the "Fund")
         File Nos.  333-106675 & 811-4537


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information dated August 12, 2003 for the Fund do not differ from those contained in Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-2/A. The Amendment was filed electronically on August 12, 2003 (Accession Number: 0000021847-03-000267).

Very truly yours,

LIBERTY ALL-STAR GROWTH FUND, INC.




Tracy S. DiRienzo
Assistant Secretary